Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories
9.	Inventories

	December 31, 2022
		Allowance for
	Cost	valuation loss	Book value
Finished goods	$68,629	$-	$68,629

	December 31, 2021
		Allowance for
	Cost	valuation loss	Book value
Finished goods	$152,227	$-	$152,227

The cost of inventories and services recognized as expense for the year:

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Cost of goods sold	$7,266,283	$16,790,457	$14,977,217
Cost of services	6,805,619	9,678,205	11,879,984
	$14,071,902	$26,468,662	$26,857,201